Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash provided by (used in) operating activities	¥ 74,723	$ 10,833	¥ (30,893)	¥ 11,110
Net cash used in investing activities	77,211	11,196	(110,413)	(187,083)
Net cash provided by financing activities	(82,140)	(11,909)	68,673	153,093
Effect of exchange rate changes on cash	321	46	(214)	(144)
Net increase (decrease) in cash	70,115	10,166	(72,847)	(23,024)
VIE
Net cash provided by (used in) operating activities	114,059	16,537	(27,699)	30,389
Net cash used in investing activities	39,767	5,766	(112,604)	(56,535)
Net cash provided by financing activities	(82,140)	(11,909)	68,673	(7,119)
Effect of exchange rate changes on cash	(306)	(45)		(4)
Net increase (decrease) in cash	¥ 71,380	$ 10,349	¥ (71,630)	¥ (33,269)